Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total revenues	$ 204,890	$ 214,109	$ 241,203
Milestone payment received		13,500
Third parties
Revenues
Total revenues	196,759	197,971	223,035
Related parties
Revenues
Total revenues	8,131	16,138	18,168
Goods-Innovative Medicines
Revenues
Total revenues	8,113	3,324
Goods-Distribution
Revenues
Total revenues	175,514	161,216	203,346
Services
Revenues
Total revenues	18,610	37,173	28,400
Milestone payment received		1,400
Royalties
Revenues
Total revenues	2,653	261
Licenses
Revenues
Total revenues		12,135
Milestone payment received		12,100
Milestones
Revenues
Total revenues			9,457
Innovation Platform
Revenues
Total revenues	16,026	37,648	35,997
Innovation Platform | Third parties
Revenues
Total revenues	15,532	29,816	26,315
Innovation Platform | Related parties
Revenues
Total revenues	494	7,832	9,682
Innovation Platform | Services
Revenues
Total revenues	16,026	25,513	26,540
Innovation Platform | Licenses
Revenues
Total revenues		12,135
Innovation Platform | Milestones
Revenues
Total revenues			9,457
Commercial Platform
Revenues
Total revenues	188,864	176,461	205,206
Commercial Platform | Third parties
Revenues
Total revenues	181,227	168,155	196,720
Commercial Platform | Related parties
Revenues
Total revenues	7,637	8,306	8,486
Commercial Platform | Goods-Innovative Medicines
Revenues
Total revenues	8,113	3,324
Commercial Platform | Goods-Distribution
Revenues
Total revenues	175,514	161,216	203,346
Commercial Platform | Services
Revenues
Total revenues	2,584	11,660	$ 1,860
Commercial Platform | Royalties
Revenues
Total revenues	$ 2,653	$ 261